Investment in Subsidiaries - Summary of Non-controlling Interests in Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 737,517	$ 1,092,175
Current liabilities	(114,140)	(90,705)
Carrying amount of NCI	79,940	88,786
Net loss	(21,388)	(346,876)
Total comprehensive loss	(35,566)	(333,476)
Loss allocated to NCI	(11,453)	(2,725)
Net increase (decrease) in cash and cash equivalents	$ (403,670)	$ 594,982
Hellas Gold SA ("Hellas") [member]
Disclosure of subsidiaries [line items]
NCI percentage	5.00%	5.00%
Current assets	$ 72,454	$ 80,251
Non-current assets	2,143,089	1,978,622
Current liabilities	(1,113,471)	(950,131)
Non-current liabilities	(291,447)	(298,488)
Net assets	810,625	810,254
Carrying amount of NCI	31,732	33,553
Revenue	51,152	40,631
Net loss	(62,365)	(67,712)
Total comprehensive loss	(62,365)	(67,712)
Loss allocated to NCI	(3,118)	(3,386)
Dividends paid to NCI	0	0
Cash flows from operating activities	(9,253)	(52,588)
Cash flows from investing activities	(181,116)	(208,031)
Cash flows from financing activities	172,431	288,982
Net increase (decrease) in cash and cash equivalents	$ (17,938)	$ 28,363
Deva Gold SA ("Deva") [member]
Disclosure of subsidiaries [line items]
NCI percentage	19.50%	19.50%
Current assets	$ 4,958	$ 4,613
Non-current assets	413,989	412,082
Current liabilities	(234,386)	(189,548)
Non-current liabilities	(43,623)	(43,577)
Net assets	140,938	183,570
Carrying amount of NCI	46,919	55,233
Revenue	0	0
Net loss	(42,632)	(5,553)
Total comprehensive loss	(42,632)	(5,553)
Loss allocated to NCI	(8,314)	(1,289)
Dividends paid to NCI	0	0
Cash flows from operating activities	(51,328)	(6,037)
Cash flows from investing activities	(2,007)	(15,952)
Cash flows from financing activities	53,007	22,799
Net increase (decrease) in cash and cash equivalents	$ (328)	$ 810